Common and Preferred Shares and Warrants (Details Textuals) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Preferred shares			$ 20
Common shares repurchased	48	14
Cost basis of treasury stock	2,300.0	590.0	0
Cost basis of treasury stock	217	219	235
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common shares remaining under share repurchase authorizations	38
Shares held as treasury shares	4.2	4.7	5.0
Preferred shares, authorized	20
Preferred shares, par value	1.66
Issuance of American Express Series A preferred shares and warrants	0	0	3,389
Cumulative Perpetual Preferred Shares Series A issued			3.39
Fixed rate of Cumulative Perpetual Preferred Shares Series A			5.00%
Common shares purchased related to a ten year warrant			24
Exercise price of common shares purchased			$ 20.95
Repurchase of American Express Series A preferred shares	0	0	3,389
Reduction to earnings per share (EPS) attributable to common shareholders			$ 0.18
Repurchase of warrants	0	0	340
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares			212
Commissions Paid [Member]
Component of Operating Other Cost and Expense [Line Items]
Cost basis of treasury stock	$ 1.0	$ 0.2